Securities (Amortized Cost and Fair Value of Available-For-Sale Securities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	$ 204,321,494	$ 199,137,812
Fair value, securities	206,461,063	197,079,925
U.S. Government Agencies Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	9,640,249	12,637,310
Fair value, securities	9,537,052	12,333,009
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	56,605,455	66,584,990
Fair value, securities	58,098,524	66,540,342
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	137,073,902	119,163,624
Fair value, securities	137,818,544	117,471,538
Other Available-for-Sale Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized cost	1,001,888	751,888
Fair value, securities	$ 1,006,943	$ 735,036